Other Current Assets - Summary of Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current
Development properties	¥ 23,833	$ 3,765	¥ 23,378
Held for trading investment, quoted equity securities(i)	24,714	3,905	12,181
Total	¥ 48,547	$ 7,670	¥ 35,559